Provision for allowance for credit loss on financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provision for allowance for credit loss [Line Items]
Allowance provided (reversed) for credit loss	₩ (1,382,179)	₩ (980,692)
Loans at amortized cost net category
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(1,290,695)	(910,898)
Provision for (reversal of) allowance	0	0
Provision for (reversal of) allowance	0	0
Allowance provided (reversed) for credit loss	(1,290,695)	(910,898)
Others
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(33,785)	(33,945)
Provision for (reversal of) allowance	0	0
Provision for (reversal of) allowance	0	0
Allowance provided (reversed) for credit loss	(33,785)	(33,945)
Securities at fair value through other comprehensive income
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	0	0
Provision for (reversal of) allowance	(3,829)	(5,787)
Provision for (reversal of) allowance	0	0
Allowance provided (reversed) for credit loss	(3,829)	(5,787)
Unused credit line and financial guarantee
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	0	0
Provision for (reversal of) allowance	0	0
Provision for (reversal of) allowance	(52,795)	(29,519)
Allowance provided (reversed) for credit loss	(52,795)	(29,519)
Securities at amortized cost
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	0	0
Provision for (reversal of) allowance	(1,075)	(543)
Provision for (reversal of) allowance	0	0
Allowance provided (reversed) for credit loss	₩ (1,075)	₩ (543)